Parent entity financial information	12 Months Ended
Jun. 30, 2026
Disclosure Of Parent Entity Financial Information [Abstract]
Parent entity financial information	Parent entity financial information
a.    Summary financial information
The parent entity financial information disclosure is an Australian Disclosure Requirement as required by Corporations Regulations 2001. The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Balance Sheet
Current Assets	78,939	35,381
Total Assets	1,285,153	1,122,282

Current Liabilities	17,595	14,879
Total Liabilities	139,991	16,964

Shareholders' Equity
Issued Capital	1,530,774	1,508,846
Reserves
Foreign Currency Translation Reserve	(208,309)	(262,349)
Share Options Reserve	118,322	111,273
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(308,594)	(265,421)
	1,145,162	1,105,318

Loss for the period	(43,173)	(35,672)
Total comprehensive loss for the period	(43,173)	(35,672)
b.    Contingent liabilities of the parent entity
(i)    Central Adelaide Local Health Network Incorporated (“CALHNI”) (formerly Medvet)
Mesoblast Limited acquired certain intellectual property relating to our MPCs, or Medvet IP, pursuant to an Intellectual Property Assignment Deed, or IP Deed, with Medvet Science Pty Ltd, or Medvet. Medvet’s rights under the IP Deed were transferred to Central Adelaide Local Health Network Incorporated, or CALHNI, in November 2011. In connection with its use of the Medvet IP, on completion of certain milestones Mesoblast Limited will be obligated to pay CALHNI, as successor in interest to Medvet, (i) certain aggregated milestone payments of up to $2.2 million and single-digit royalties on net sales of products covered by the Medvet IP, for cardiac muscle and blood vessel applications and bone and cartilage regeneration and repair applications, subject to minimum annual royalties beginning in the first year of commercial sale of those products and (ii) single-digit royalties on net sales of the specified products for applications outside the specified fields.